CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Condensed Consolidated Statements Of Operations
REVENUES	$ 1,205,121		$ 3,655,090			$ 131,250
COST OF SALES	1,563,475		3,835,893
GROSS PROFIT	(358,354)		(180,803)
General and administrative expenses	695,270	44,005	1,499,673	127,964	107,031	137,470
Professional fees					162,813	205,103
TOTAL OPERATING EXPENSES	695,270	44,005	1,499,673	127,964	269,844	342,573
NET LOSS FROM OPERATIONS	(1,053,624)	(44,005)	(1,680,476)	(127,964)	(269,844)	(211,323)
OTHER INCOME (LOSS)
Financing costs	(12,132)		(26,606)
Interest expense	(174,868)		(402,547)
Gain on sale of fixed assets	87,701		87,701
Gain on bargain purchase			274,281
TOTAL OTHER INCOME (LOSS)	(99,299)		(67,171)
NET LOSS BEFORE INCOME TAXES AND NON-CONTROLLING INTERESTS	(1,152,923)	(44,005)	(1,747,647)	(127,964)
PROVISION FOR INCOME TAXES (BENEFIT)	(407,465)		(666,788)
NET LOSS	(745,458)	(44,005)	(1,080,859)	(127,964)	$ (269,844)	$ (211,323)
Less net loss attributable to non-controlling interests	(274,561)		(548,256)
NET LOSS ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$ (470,897)	$ (44,005)	$ (532,603)	$ (127,964)
Net Loss Per Share: Basic and diluted	$ (0.15)	$ (0.01)	$ (0.17)	$ (0.04)	$ 0.00	$ 0.00
Weighted-average number of common shares outstanding: Basic and diluted	3,115,500	3,115,500	3,115,500	3,115,500	77,887,500	77,887,500